Fair value measurements and valuation processes - additional information (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
At fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings	£ 33,503	£ 33,717	£ 33,495
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	203	211	1,069
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	£ 75	£ 138	£ 157